Land Use Rights (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of land use rights
	As of March 31,	As of March 31,
	2020	2019
Land use rights, cost	$811,194	$853,552
Less: accumulated amortization	(91,472)	(79,178)
Land use rights, net	$719,722	$774,374

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense

2021	$16,502
2022	16,502
2023	16,502
2024	16,502
2025	16,502
Thereafter	637,212
$719,722